Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 2,076
2013	1,782
2014	1,740
2015	1,271
2016	1,224
Thereafter	2,821
Operating Leases, Future Minimum Payments Due, Total	$ 10,914